Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 4. Summary of significant accounting policies

The interim unaudited condensed consolidated financial statements have been prepared in accordance with the accounting policies adopted in the Group’s most recent annual financial statements for the year ended December 31, 2024.

Use of estimates and judgments

The Company monitors its critical accounting estimates and judgments. For the interim period ended June 30, 2025, there were no changes in estimates and assumptions that present significant risks of assets and liabilities for the interim period, in relation to those detailed in Note 2. of the Company’s annual consolidated financial statements for the year ended December 31, 2024.